Shareholder Fees	Aug. 01, 2021 USD ($)
DWS Gov and Agcy Money Fund | DWS Government and Agency Securities Portfolio | DWS Government and Agency Money Fund
Shareholder Fees:
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	$ 20